SUBSEQUENT EVENTS (Details) - $ / shares		9 Months Ended
	Nov. 30, 2015	Sep. 30, 2015
Subsequent Event [Line Items]
Dividend declared date		Oct. 15, 2015
Cash dividend declared (in dollars per share)		$ 0.15
Dividend paid date		Nov. 11, 2015
Nordic American Tanker [Member]
Subsequent Event [Line Items]
Shareholder percentage		19.80%
Subsequent Event [Member] | Nordic American Tanker [Member]
Subsequent Event [Line Items]
Share agreement purchase	1,521,300
Shareholder percentage	26.50%